Discontinued Operations - Assets Held for Sale (Details) - Schedule of Balances and Results of the Polish and Netherlands Disposal Groups - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Poland [Member]
Assets:
Cash & cash equivalents	$ 630	$ 431
Other current assets	443	1,105
Property, plant, and equipment, net	63,107	69,656
Operating leases, non-current - assets	5,923	5,378
Total assets held for sale	70,103	76,570
Liabilities:
Accounts payable	2,935	1,760
Operating leases, current – liabilities	281	233
Other current liabilities	1,549	1,157
Operating leases, non-current - liabilities	5,798	4,995
Other non-current liabilities	985	824
Total liabilities to be disposed of	11,548	8,969
Net assets held for sale	58,555	67,601
Netherlands [Member]
Assets:
Cash & cash equivalents	155	13
Accounts receivable, net	99	487
Other current assets	58	82
Property, plant, and equipment, net	7,845	7,984
Operating leases, non-current - assets	1,469	1,438
Other non-current assets	1,214	1,176
Total assets held for sale	10,840	11,180
Liabilities:
Accounts payable	925	23
Operating leases, current – liabilities	55	52
Other current liabilities	430	235
Operating leases, non-current - liabilities	1,301	1,312
Total liabilities to be disposed of	2,711	1,622
Net assets held for sale	$ 8,129	$ 9,558